MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN
Total expenses for the plan	$ 7,443,000	46,178,000	41,036,000	22,064,000